Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY INCOME FUND /KS/
Central Index Key	dei_EntityCentralIndexKey	0000088498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2011
Rydex | SGI Total Return Bond Fund (Prospectus Summary) | Rydex | SGI Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBAX
Rydex | SGI Total Return Bond Fund (Prospectus Summary) | Rydex | SGI Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBCX
Rydex | SGI Total Return Bond Fund (Prospectus Summary) | Rydex | SGI Total Return Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBIX
Rydex | SGI Macro Opportunities Fund (Prospectus Summary) | Rydex | SGI Macro Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOAX
Rydex | SGI Macro Opportunities Fund (Prospectus Summary) | Rydex | SGI Macro Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOCX
Rydex | SGI Macro Opportunities Fund (Prospectus Summary) | Rydex | SGI Macro Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOIX
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFAX
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFCX
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFIX